Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

Prior to consummation of the Spin-Off, the Company’s Board of Directors adopted an Equity Incentive Plan, or the Plan, pursuant to which the Company could issue up to 150,000 common shares. On October 14, 2022, the Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 1,500,000 shares. On December 28, 2022, the Plan was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 2,000,000 shares.
On October 14, 2022, the Compensation Committee of the Company granted an aggregate of 1,000,000 restricted shares of common stock pursuant to the Plan. Of the total 1,000,000 shares issued on October 14, 2022, 800,000 shares were granted to the members of the Board of Directors of the Company and 200,000 shares were granted to certain of the Company’s service providers (Note 3). The fair value of each share on the grant date was $2.28. On October 14, 2022, 333,344 shares vested, while 333,328 shares vested on January 5, 2023 and 333,328 shares vested on June 5, 2023.
On December 28, 2022, the Compensation Committee of the Company granted an aggregate of 700,000 restricted shares of common stock pursuant to the Plan. Of the total 700,000 shares issued on December 28, 2022, 580,000 shares were granted to the members of the Board of Directors and 120,000 shares were granted to certain of the Company’s service providers (Note 3). The fair value of each share on the grant date was $4.33. On December 28, 2022, 233,340 shares vested, while 233,330 shares vested on June 5, 2023 and 233,330 shares vested on October 5, 2023.
The related expense for shares granted to the Company’s Board of Directors and certain of its service providers for the year ended December 31, 2023 and from the period from inception, January 20, 2022, through December 31, 2022, amounted to $2,522 and $2,789, respectively, and is included under “General and administration expenses” in the Company’s consolidated statements of operations.

Restricted shares during 2023 and 2022 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 20, 2022	-	$-
Granted	1,700,000	3.12
Vested	(566,684)	3.12
Outstanding at December 31, 2022	1,133,316	$3.12
Granted	-	-
Vested	(1,133,316)	3.12
Forfeited	-	-
Outstanding at December 31, 2023	-	$-

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its service providers for the year ended December 31, 2023 and from inception (January 20, 2022) through December 31, 2022 amounted to $NIL and $2,522, respectively. As of December 31, 2023, there was no outstanding compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain of its service providers not yet recognized.